Financial Instruments with Off-Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial instruments with off-balance sheet risk
Total commitments	$ 174,472	$ 145,042	$ 93,037
Commitments to extend credit
Financial instruments with off-balance sheet risk
Total commitments	173,434	144,224	92,827
Standby letters of credit
Financial instruments with off-balance sheet risk
Total commitments	$ 1,038	$ 818	$ 210